RELATED PARTY BALANCE AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Schedule of Balance with Related Parties	Balances with related parties:
	June 30,	December 31,
	2020	2019

Accrued expenses	$49	$50

Schedule of Related Party Expenses	Related parties’ expenses:
	Six months ended June 30,
	2020	2019
	Unaudited

Directors and management fees	$83	$94